INCOME TAXES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Share-based compensation	$ 28,872	$ 17,905
Net operating loss carry forwards	25,779	37,250
Research and development	2,457	4,398
Reserves and allowances	6,820	5,164
Carryforward tax credits	459	2,093
Operating lease liabilities	18,319	4,967
Gross deferred tax assets	82,706	71,777
Valuation allowance	(62,227)	(62,719)
Net deferred tax assets	20,479	9,058
Deferred tax liabilities:
Property and equipment	(1,946)	(1,971)
Operating lease right-of-use assets	(15,383)	(5,469)
Deferred contract costs	(2,767)	(441)
Other	(383)	(1,177)
Deferred tax liabilities	(20,479)	(9,058)
Net deferred taxes	$ 0	$ 0